Income Tax (Tables)	6 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes

The components of the provision for income taxes were as follows:

	Three Months Ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
	$	$	$	$
Current	1,131	(1,603)	(1,381)	(4,035)
Deferred	673	(146)	673	(292)
Income tax recovery (expense)	1,804	(1,749)	(708)	(4,327)